UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07154

Cohen & Steers Total Return Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 79.3%
DIVERSIFIED 5.3%
American Assets Trust	113,637	$4,643,208
Forest City Enterprises, Class A(a)	78,359	1,577,367
Gramercy Property Trust	77,339	1,606,331
Vornado Realty Trust	115,981	10,487,002
		18,313,908
HEALTH CARE 8.1%
Care Capital Properties	33,709	1,110,037
CareTrust REIT	264,619	3,003,426
Healthcare Trust of America, Class A	117,195	2,872,450
Omega Healthcare Investors	263,936	9,277,350
Physicians Realty Trust	136,464	2,059,242
Ventas	134,839	7,559,074
Welltower	27,690	1,875,167
		27,756,746
HOTEL 4.6%
DiamondRock Hospitality Co.	170,130	1,879,936
Extended Stay America	98,963	1,660,599
Hersha Hospitality Trust	47,003	1,065,088
Hilton Worldwide Holdings	86,372	1,981,374
Host Hotels & Resorts	205,364	3,246,805
Strategic Hotels & Resorts(a)	121,971	1,681,980
Sunstone Hotel Investors	322,788	4,270,485
		15,786,267
INDUSTRIALS 3.9%
First Industrial Realty Trust	115,763	2,425,235
Prologis	282,277	10,980,575
		13,405,810
OFFICE 11.6%
BioMed Realty Trust	203,635	4,068,627
Boston Properties	28,115	3,328,816
Douglas Emmett	153,826	4,417,883
Empire State Realty Trust, Class A	215,474	3,669,522
Hudson Pacific Properties	51,801	1,491,351
Kilroy Realty Corp.	91,125	5,937,705
Liberty Property Trust	88,300	2,782,333
Parkway Properties	161,370	2,510,917
PS Business Parks	8,903	706,720

	Number of Shares	Value
SL Green Realty Corp.	99,062	$10,714,546
		39,628,420
RESIDENTIAL 16.2%
APARTMENT 15.3%
Apartment Investment & Management Co.	162,530	6,016,860
AvalonBay Communities	10,178	1,779,318
Equity Residential	266,908	20,050,129
Essex Property Trust	40,569	9,063,926
New Senior Investment Group	169,619	1,774,215
UDR	396,539	13,672,665
		52,357,113
MANUFACTURED HOME 0.9%
Sun Communities	45,334	3,071,832
TOTAL RESIDENTIAL		55,428,945
SELF STORAGE 6.4%
CubeSmart	268,881	7,316,252
Extra Space Storage	72,604	5,602,125
Public Storage	22,827	4,830,878
Sovran Self Storage	46,554	4,390,042
		22,139,297
SHOPPING CENTERS 18.1%
COMMUNITY CENTER 6.4%
Brixmor Property Group	108,876	2,556,408
DDR Corp.	246,607	3,792,816
Kimco Realty Corp.	102,956	2,515,215
Ramco-Gershenson Properties Trust	152,315	2,286,248
Regency Centers Corp.	86,645	5,384,987
Retail Properties of America, Class A	112,551	1,585,844
Urban Edge Properties	48,704	1,051,519
Weingarten Realty Investors	85,612	2,834,613
		22,007,650
FREE STANDING 1.0%
Spirit Realty Capital	369,925	3,381,115
REGIONAL MALL 10.7%
General Growth Properties	139,596	3,625,308
Macerich Co. (The)	42,471	3,262,622
Pennsylvania REIT	79,992	1,586,241
Simon Property Group	138,883	25,515,585

	Number of Shares	Value
Taubman Centers	37,074	$2,561,072
		36,550,828
TOTAL SHOPPING CENTERS		61,939,593
SPECIALTY 5.1%
CyrusOne	199,355	6,510,934
Equinix	21,931	5,995,936
QTS Realty Trust, Class A	113,535	4,960,344
		17,467,214
TOTAL COMMON STOCK (Identified cost—$200,317,667)		271,866,200
PREFERRED SECURITIES—$25 PAR VALUE 16.7%
BANKS 0.6%
First Republic Bank, 5.625%	39,300	954,597
Regions Financial Corp., 6.375%, Series B	40,000	1,041,200
		1,995,797
FINANCE—INVESTMENT BANKER/BROKER 0.3%
Morgan Stanley, 6.375%, Series I	40,000	1,017,600
INDUSTRIALS—CHEMICALS 0.2%
CHS, 6.75%	30,000	777,300
REAL ESTATE 15.6%
DIVERSIFIED 5.8%
Colony Financial, 8.50%, Series A	49,220	1,257,571
DuPont Fabros Technology, 7.875%, Series A	40,000	1,000,800
DuPont Fabros Technology, 7.625%, Series B	40,000	1,006,000
EPR Properties, 6.625%, Series F	50,000	1,232,500
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)	11,300	537,202
National Retail Properties, 6.625%, Series D	124,000	3,142,160
National Retail Properties, 5.70%, Series E	24,000	587,760
NorthStar Realty Finance Corp., 8.50%, Series D	17,500	420,000
NorthStar Realty Finance Corp., 8.75%, Series E	73,800	1,788,174
PS Business Parks, 5.75%, Series U	55,139	1,315,065
PS Business Parks, 5.70%, Series V	25,000	595,750
Urstadt Biddle Properties, 7.125%, Series F	20,000	526,000
VEREIT, 6.70%, Series F	152,647	3,694,058
Vornado Realty Trust, 6.625%, Series I	30,796	770,208
Vornado Realty Trust, 5.70%, Series K	30,000	724,200

	Number of Shares	Value
Wells Fargo Real Estate Investment Corp., 6.375%, Series A	50,135	$1,285,461
		19,882,909
FINANCE 0.6%
iStar Financial, 7.875%, Series E	11,597	274,849
iStar Financial, 7.50%, Series I	70,575	1,626,048
		1,900,897
HEALTH CARE 0.2%
Welltower, 6.50%, Series J	33,400	846,690
HOTEL 1.7%
Ashford Hospitality Trust, 8.45%, Series D	19,350	493,619
Ashford Hospitality Trust, 9.00%, Series E	20,000	514,200
Chesapeake Lodging Trust, 7.75%, Series A	20,000	522,500
Hersha Hospitality Trust, 8.00%, Series B	45,000	1,134,000
Hospitality Properties Trust, 7.125%, Series D	38,600	995,494
LaSalle Hotel Properties, 6.375%, Series I	25,000	628,750
Pebblebrook Hotel Trust, 7.875%, Series A	35,000	888,650
Sunstone Hotel Investors, 8.00%, Series D	25,000	637,500
		5,814,713
INDUSTRIALS 0.4%
First Potomac Realty Trust, 7.75%, Series A	34,575	880,625
Monmouth Real Estate Investment Corp., 7.875%, Series B	20,000	526,000
		1,406,625
OFFICE 1.1%
Corporate Office Properties Trust, 7.375%, Series L	28,428	724,914
Kilroy Realty Corp., 6.875%, Series G	75,000	1,932,750
SL Green Realty Corp., 6.50%, Series I	40,000	990,400
		3,648,064
RESIDENTIAL 0.6%
APARTMENT 0.2%
Apartment Investment & Management Co., 6.875%	23,456	622,757
MANUFACTURED HOME 0.4%
Campus Crest Communities, 8.00%, Series A	34,478	838,850
Equity Lifestyle Properties, 6.75%, Series C	23,971	628,040
		1,466,890
TOTAL RESIDENTIAL		2,089,647

	Number of Shares	Value
SELF STORAGE 0.3%
Public Storage, 6.375%, Series Y	34,000	$886,040
SHOPPING CENTERS 3.6%
COMMUNITY CENTER 1.8%
Cedar Realty Trust, 7.25%, Series B	36,000	869,760
DDR Corp., 6.50%, Series J	77,100	1,937,523
DDR Corp., 6.25%, Series K	20,697	510,388
Kimco Realty Corp., 6.90%, Series H	60,000	1,507,200
Kite Realty Group Trust, 8.25%, Series A	35,000	891,275
WP GLIMCHER, 7.50%, Series H	19,000	482,600
		6,198,746
FREE STANDING 0.3%
Realty Income Corp., 6.625%, Series F	36,479	938,604
REGIONAL MALL 1.5%
CBL & Associates Properties, 7.375%, Series D	63,830	1,597,665
General Growth Properties, 6.375%, Series A	50,000	1,213,000
Pennsylvania REIT, 8.25%, Series A	25,000	653,750
Taubman Centers, 6.50%, Series J	33,470	837,085
Taubman Centers, 6.25%, Series K	39,613	984,779
		5,286,279
TOTAL SHOPPING CENTERS		12,423,629
SPECIALTY 1.3%
Digital Realty Trust, 7.00%, Series E	35,000	892,850
Digital Realty Trust, 7.375%, Series H	88,000	2,348,720
Digital Realty Trust, 6.35%, Series I	50,000	1,237,000
		4,478,570
TOTAL REAL ESTATE		53,377,784
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$56,360,717)		57,168,481
PREFERRED SECURITIES—CAPITAL SECURITIES 2.5%
BANKS 0.5%
Bank of America Corp., 6.50%, Series Z	1,000,000	1,021,250
Farm Credit Bank of Texas, 10.00%, Series I	500	624,062
		1,645,312
BANKS—FOREIGN 1.2%
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)	400,000	423,750
Barclays PLC, 8.25% (United Kingdom)	1,000,000	1,044,247

		Number of Shares	Value
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(b)		500,000	$625,625
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)		750,000	937,500
Royal Bank of Scotland Group PLC, 8.00% (United Kingdom)		400,000	404,000
UBS Group AG, 7.00% (Switzerland)		400,000	408,500
UBS Group AG, 7.125% (Switzerland)		400,000	411,750
			4,255,372
INSURANCE 0.5%
MULTI-LINE—FOREIGN 0.3%
AXA SA, 6.463%, 144A (France)(b)		1,000,000	1,038,750
PROPERTY CASUALTY—FOREIGN 0.2%
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (Australia)		606,000	633,270
TOTAL INSURANCE			1,672,020
UTILITIES—ELECTRIC UTILITIES—FOREIGN 0.3%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(b)		750,000	863,228
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$8,094,213)			8,435,932

		Principal Amount
CORPORATE BONDS—INTEGRATED TELECOMMUNICATIONS SERVICES 0.3%
Embarq Corp., 7.995%, due 6/1/36		$1,000,000	1,034,060
TOTAL CORPORATE BONDS (Identified cost—$1,112,906)			1,034,060
TOTAL INVESTMENTS (Identified cost—$265,885,503)	98.8%		338,504,673
OTHER ASSETS IN EXCESS OF LIABILITIES	1.2		4,112,962
NET ASSETS (Equivalent to $13.11 per share based on 26,135,469 shares of common stock outstanding)	100.0%		$342,617,635

Glossary of Portfolio Abbreviations

REIT                        Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.7% of the net assets of the Fund.

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of September 30, 2015.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$271,866,200	$271,866,200	$—	$—
Preferred Securities - $25 Par Value	57,168,481	57,168,481	—	—
Preferred Securities - Capital Securities	8,435,932	—	8,435,932	—
Corporate Bonds	1,034,060	—	1,034,060	—
Total Investments(a)	$338,504,673	$329,034,681	$9,469,992	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities- Capital Securities- Banks
Balance as of December 31, 2014	$611,562
Change in unrealized appreciation (depreciation)	12,500
Transfers out of Level 3(a)	(624,062)
Balance as of September 30, 2015	$—

(a) As of December 31, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2015, the Fund used significant observable inputs in determining the value of the same investments.

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Income Tax Information

As of September 30, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$265,885,503
Gross unrealized appreciation	$76,601,945
Gross unrealized depreciation	(3,982,775)
Net unrealized appreciation	$72,619,170

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name: Adam M. Derechin			Name: James Giallanza
	Title:	President and Principal		Title:	Treasurer and Principal
		Executive Officer			Financial Officer

Date: November 25, 2015